COMPARATIVE FIGURES	12 Months Ended
Dec. 31, 2012
Partners' Capital, Comprehensive Income [Abstract]
COMPARATIVE FIGURES
22.	COMPARATIVE FIGURES

Certain prior year operating expenses have been reclassified to conform to the current year’s presentation. For the year ended December 31, 2011 $1,481 has been reclassified from administrative to the other operating expense categories (excluding amortization) and $662 has been reclassified from Customer Support and Operations to Sales and Marketing.